ORIX Corporation Shareholders' Equity (Tables)	12 Months Ended
Mar. 31, 2025
Stockholders' Equity Note [Abstract]
Changes in Number of Shares Issued
Changes in the number of shares issued in fiscal 2023, 2024 and 2025 are as follows:

	Number of shares
	2023	2024	2025
Beginning balance	1,258,277,087	1,234,849,342	1,214,961,054
Cancellation of treasury stock	(23,427,745)	(19,888,288)	(51,998,810)

Ending balance	1,234,849,342	1,214,961,054	1,162,962,244